Royalty Fees	12 Months Ended
Dec. 31, 2022
The Arena Group Holdings Inc [Member]
Royalty Fees

6. Royalty Fees

Royalty fees represent royalties due to ABG in connection with the Sports Illustrated Licensing Agreement. The Company’s guaranteed minimum annual royalties are $15,000, subject to certain provisions, with payment to be made in advance on a quarterly basis. The royalty fee payments are amortized monthly. As of December 31, 2022 and 2021, $0 and $11,250, respectively, were paid in advance and reflected within current assets on the consolidated balance sheets.